SUPPLEMENT DATED MAY 28, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS A, CLASS C, CLASS I, AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class A, Class C, Class I and Advisor Class Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary Section

Pacific Funds Portfolio Optimization Conservative – In the Principal Risks from Holdings in Underlying Funds subsection, Sector Risk is deleted.

Pacific Funds Portfolio Optimization Moderate – The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                   Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

Pacific Funds Ultra Short Income – In the Principal Risks subsection, Emerging Markets Risk is deleted.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds Portfolio Optimization Conservative – In the Principal Risks from Holdings in Underlying Funds subsection, Sector Risk is deleted.

Pacific Funds Portfolio Optimization Moderate – In the Principal Risks from Holdings in Underlying Funds subsection, Geographic Focus Risk is added alphabetically.

Pacific Funds Ultra Short Income – In the Principal Risks subsection, Emerging Markets Risk is deleted.

In the Additional Information About Certain Ancillary Risks subsection, the following is added to Natural Disasters Risk after the first paragraph:

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time. COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of an outbreak may be short term or may last for an extended period of time.

Disclosure Changes to the Overview of the Share Classes section

In the Share Class Eligibility subsection, the second and third paragraphs under Class I Shares are deleted and replaced with the following:

Institutional Investors are corporations, employee benefit plans, foundations/endowments and managed account programs offered by broker-dealers, registered investment advisers, insurance companies, trust institutions and bank trust departments which charge an asset-based fee to their clients participating in those programs. In a managed account program, the financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services to that account (like management, brokerage and custody services).

Individual Investors include current and former trustees and officers of the Trust, current and former directors, officers, and employees of Pacific Life Insurance Company and its affiliates, and immediate family members of all such persons.

Also in the Share Class Eligibility subsection, the first and second paragraphs under Advisor Class Shares are deleted and replaced with the following:

Advisor Class shares are generally only available to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts and managed account programs offered by broker-dealers, registered investment advisers, insurance companies, trust institutions and bank trust departments which charge an asset-based fee to their clients participating in those programs. In a managed account program, the financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services to that account (like management, brokerage and custody services).  Advisor Class shares may also be available on certain brokerage platforms. Investors buying or selling Advisor Class shares through a broker acting as an agent for the investor may be required to pay commissions and/or other charges to the broker.

For the PF U.S. Equity Funds and Portfolio Optimization Funds, Advisor Class shares are also available for purchase by current and former trustees and officers of the Trust, current and former directors, officers and employees of Pacific Life Insurance Company and its affiliates, and immediate family members of all such persons.

Disclosure Changes to the Other Fund Information section

In the Execution of Your Requests subsection, the following is added after the sixth sentence of the first paragraph:

Thus, orders received in proper form prior to the NYSE close receive that day’s NAV; orders received after the NYSE close receive the following business day’s NAV. This order acceptance cut-off applies when the NYSE has a scheduled or unscheduled early close.

In the How Share Prices Are Calculated subsection, the third, fourth and fifth paragraphs under Determination of Net Asset Value (“NAV”) are deleted and replaced with the following:

Each Fund’s NAV is calculated once per day on each day that the NYSE is open, including days when foreign markets and/or bond markets are closed. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Each Fund’s NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open.  Information that becomes known to the Trust or its agents after the determination of the Fund’s NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

Disclosure Changes to the Appendix

The first two sentences of the third paragraph are deleted and replaced with the following:

The following descriptions of sales charge waivers and discounts for a particular financial firm and class(es) of shares set forth information provided by the financial firm that the firm has represented is current as of the date of this prospectus. These waivers or discounts, which may vary from those disclosed elsewhere in the prospectus, are subject to change. The Funds will update this Appendix periodically based on information provided by the applicable financial firm. Neither the Funds, PLFA nor the Distributor supervises the implementation of these waivers or discounts or verifies the firms’ administration of these waivers or discounts.

The following new section is added before the Sales Charge Waivers and Reductions at Edwards Jones subsection:

Intermediary-Defined Sales Charge Waiver Policies at Robert W. Baird & Co. (“Baird”)

Effective June 15, 2020, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT BAIRD
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
Shares purchased by employees and Registered representatives of Baird or its affiliates and their family members as designated by Baird

Shares purchased using the proceeds of redemptions within Pacific Funds Series Trust, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Right of Reinstatement)

A shareholder in a Fund’s Class C Shares will have their share converted at net asset value to Class A shares (or the appropriate share class) of the same Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC WAIVERS ON CLASS A AND CLASS C SHARES AVAILABLE AT BAIRD
Shares sold due to death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Prospectus
Shares bought due to a return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
Shares acquired through a Right of Reinstatement
FRONT-END SALES CHARGE DISCOUNTS AVAILABLE AT BAIRD: BREAKPOINTS, RIGHTS OF ACCUMULATION, LETTERS OF INTENT
Breakpoints as described in this Prospectus

Rights of Accumulations (“ROA”), which entitles shareholders to breakpoint discounts as described in the Fund’s Prospectus, will be automatically calculated based on the aggregated holding of Pacific Funds Series Trust assets held by accounts within the purchaser’s household at Baird.  Eligible Pacific Funds Series Trust assets not held at Baird may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within Pacific Funds Series Trust, through Baird, over a 13-month period of time

Form No.  PFSUP0520

SUPPLEMENT DATED MAY 28, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  The changes within this supplement are currently in effect.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF Inflation Managed Fund — In the Management subsection, within the “Portfolio Manager and Primary Title with Sub-Adviser” table, information regarding Mihir P. Worah is deleted and replaced with the following:

Daniel He, Executive Vice President and Portfolio Manager	Since 2019

PF Managed Bond Fund — In the Management subsection, within the “Portfolio Manager and Primary Title with Sub-Adviser” table for Pacific Investment Management Company LLC, information regarding Mihir P. Worah is deleted and replaced with the following:

Mohit Mittal, Managing Director and Portfolio Manager	Since 2019

PF Small-Cap Value Fund — In the Management subsection, within the “Portfolio Manager and Primary Title with Sub-Adviser” table, information regarding Shri Singhvi is deleted and replaced with the following:

Erik Turenchalk, CFA, Portfolio Manager	Since 2020

Disclosure Changes to the Additional Information About Principal Investment Strategies and
Principal Risks section

In the Additional Information About Certain Ancillary Risks subsection, the following is added to Natural Disasters Risk after the first paragraph:

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time. COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of an outbreak may be short term or may last for an extended period of time.

Disclosure Changes to the Other Fund Information section

In the How Share Prices Are Calculated subsection, the second, third, fourth and fifth paragraphs under Determination of Net Asset Value (“NAV”) are deleted and replaced with the following:

Each Fund’s NAV is calculated once per day on each day that the NYSE is open, including days when foreign markets and/or bond markets are closed. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Each Fund’s NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open.  Information that becomes known to the Trust or its agents after the determination of the Fund’s NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

Each Fund’s shares are purchased or sold at the Fund’s NAV next calculated after a request to buy or sell shares is received in proper form. However, as noted above, a Fund may pay for a sale, in whole or in part, by a distribution of investments from a Fund, in lieu of cash, in accordance with applicable rules and Trust procedures.

Disclosure Changes to the About Management section

In the table for AllianceBernstein L.P., information regarding Shri Singhvi is deleted from the subsection for the PF Small-Cap Value Fund and replaced with the following:

Erik Turenchalk, CFA

Portfolio Manager of AB’s US small and mid-cap equities since January 2020, served as Senior Research Analyst AB’s small and mid-cap value team from 2012 to 2019, and Global Industrial Sector Leader of AB from 2017 to 2019. Mr. Turenchalk began his investment career in 1999 and has a BS from the University of Connecticut.

In the table for Pacific Investment Management Company LLC, information regarding Mihir P. Worah is deleted from the subsection for the PF Inflation Managed Fund and replaced with the following:

Daniel He

Executive Vice President of PIMCO since 2020 and Portfolio Manager of PIMCO since 2011. Mr. He is a member of the liquid products group specializing in real return and mortgage-backed securities and serves as a member of PIMCO’s Americas portfolio committee He began his investment career in 2006 and holds an MBA from the University of Chicago Booth School of Business, and MS and BS from the National University of Singapore.

In the table for Pacific Investment Management Company LLC, information regarding Mihir P. Worah is deleted from the subsection for the PF Managed Bond Fund and replaced with the following:

Mohit Mittal

Managing Director of PIMCO since 2014 and Portfolio Manager of PIMCO since 2007. Mr. Mittal manages PIMCO’s investment grade credit, total return and unconstrained bond portfolios and is a member of PIMCO’s Americas Portfolio Committee. He began his investment career in 2006 and holds an MBA from the Wharton School of the University of Pennsylvania and a BS from the Indian Institute of Technology (IIT) in Delhi, India.

SUPPLEMENT DATED MAY 28, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS R6 AND CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class R6 (formerly named Class S) and Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In the Additional Information About Certain Ancillary Risks subsection, the following is added to Natural Disasters Risk after the first paragraph:

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time. COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of an outbreak may be short term or may last for an extended period of time.

Disclosure Changes to the Overview of Class S and Class P Shares section

In the Execution of Your Requests subsection, the following is added after the third sentence:

Thus, orders received in proper form prior to the NYSE close receive that day’s NAV; orders received after the NYSE close receive the following business day’s NAV. This order acceptance cut-off also applies when the NYSE has a scheduled or unscheduled early close.

Disclosure Changes to the Other Fund Information section

In the How Share Prices Are Calculated subsection, the second and third paragraphs under Determination of Net Asset Value (“NAV”) are deleted and replaced with the following:

Each Fund’s NAV is calculated once per day on each day that the NYSE is open, including days when foreign markets and/or bond markets are closed. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00

p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Each Fund’s NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open.  Information that becomes known to the Trust or its agents after the determination of the Fund’s NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

Form No.  PFSUP20520

SUPPLEMENT DATED MAY 28, 2020

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2019

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2019, as supplemented (the “SAI”) and must be preceded or accompanied by the SAI. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS

The Natural Disasters Risk section is deleted.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under AB’s portion of the table, all information regarding Shri Singhvi is deleted and the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
AB
Erik Turenchalk[2]
Registered Investment Companies	28	$7,037,288,163	None	N/A
Other Pooled Investment Vehicles	36	$836,742,375	None	N/A
Other Accounts	54	$2,738,224,824	None	N/A

2 Other Accounts Managed information as of March 31, 2020.

Also in the Other Accounts Managed section, under PIMCO’s portion of the table, all information regarding Mihir P. Worah is deleted and the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
PIMCO
Daniel He2
Registered Investment Companies	13	$19,821,547,278	None	N/A
Other Pooled Investment Vehicles	1	$220,585,622	None	N/A
Other Accounts	2	$593,200,641	None	N/A

Mohit Mittal[2]
Registered Investment Companies	28	$116,443,782,320	None	N/A
Other Pooled Investment Vehicles	22	$28,935,192,395	2	$2,440,439,790
Other Accounts	137	$85,364,162,102	5	$854,055,279

2 Other Accounts Managed information as of March 31, 2020.

DISTRIBUTION OF TRUST SHARES

In the Distributor and Multi-Class Plan section, the following is added after the third sentence of the second paragraph:

Investors who held an eligible account for a share class at time of purchase who may no longer be eligible to purchase such share class may continue to purchase those shares.